NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 1.5%
------------------------------------------------------------------------
     $  535        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.00%, 10/1/07         $   510,219
------------------------------------------------------------------------
                                                             $   510,219
------------------------------------------------------------------------
Cogeneration -- 7.7%
------------------------------------------------------------------------
     $1,665        New Jersey EDA, (Trigen-Trenton), (AMT),
                   6.10%, 12/1/04                            $ 1,681,950
        500        New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                         513,025
        365        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.50%, 10/1/01         369,270
------------------------------------------------------------------------
                                                             $ 2,564,245
------------------------------------------------------------------------
Escrowed / Prerefunded -- 4.6%
------------------------------------------------------------------------
     $  310        New Jersey EDA, (Cadbury Corp.),
                   Prerefunded to 7/1/01, 8.00%, 7/1/15      $   322,828
      2,030        New Jersey EDA, (Princeton Custodial
                   Receipts), Escrowed to Maturity,
                   0.00%, 12/15/12                             1,206,327
------------------------------------------------------------------------
                                                             $ 1,529,155
------------------------------------------------------------------------
General Obligations -- 10.1%
------------------------------------------------------------------------
     $  500        Jersey City School District,
                   6.25%, 10/1/10                            $   578,150
      1,000        New Jersey, 4.50%, 2/1/18                     952,570
      1,050        Puerto Rico, 0.00%, 7/1/08                    781,147
      1,000        South Brunswick, 7.125%, 7/15/02            1,048,520
------------------------------------------------------------------------
                                                             $ 3,360,387
------------------------------------------------------------------------
Hospital -- 9.4%
------------------------------------------------------------------------
     $1,000        New Jersey Health Care Facilities
                   Financing Authority, (Atlantic City
                   Medical Care Center), 6.45%, 7/1/02       $ 1,031,740
        450        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.125%, 1/1/20                                479,533
        500        New Jersey Health Care Facilities
                   Financing Authority, (Robert Wood
                   Johnson University Hospital),
                   5.60%, 7/1/15                                 524,570
        250        New Jersey Health Care Facilities
                   Financing Authority, (Southern Ocean
                   County Hospital), 6.25%, 7/1/23               239,275
        880        New Jersey Health Care Facilities
                   Financing Authority, (St. Elizabeth's
                   Hospital), 5.75%, 7/1/08                      851,972
------------------------------------------------------------------------
                                                             $ 3,127,090
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Industrial Development Revenue -- 7.2%
------------------------------------------------------------------------
     $  350        Middlesex County Pollution Control
                   Financing Authority, (Amerada Hess),
                   6.875%, 12/1/22                           $   359,359
        350        New Jersey EDA, (American Airlines),
                   (AMT), 7.10%, 11/1/31                         361,126
        300        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/19                         287,184
        225        New Jersey EDA, (Economic Growth), LOC:
                   Bank of Paris, (AMT), 6.00%, 12/1/02          229,718
        500        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                 474,010
        350        New Jersey EDA, (Kapkowski Road
                   Landfill), 6.375%, 4/1/18                     354,176
        300        New Jersey EDA, (The Seeing Eye, Inc.),
                   6.20%, 12/1/24                                326,853
------------------------------------------------------------------------
                                                             $ 2,392,426
------------------------------------------------------------------------
Insured-Electric Utilities -- 3.1%
------------------------------------------------------------------------
     $1,000        Middlesex County Utilities Authority,
                   (FGIC), 6.10%, 12/1/01                    $ 1,019,490
------------------------------------------------------------------------
                                                             $ 1,019,490
------------------------------------------------------------------------
Insured-General Obligations -- 25.3%
------------------------------------------------------------------------
     $1,000        Atlantic City Board of Education,
                   (AMBAC), 6.00%, 12/1/02(1)                $ 1,043,670
      1,175        Edison, (AMBAC), 4.70%, 1/1/04              1,212,107
      1,200        Kearney, (FSA), 6.50%, 2/1/04               1,254,720
        725        Monroe Township Board of Education,
                   (FGIC), 5.20%, 8/1/11                         781,775
        825        Monroe Township Board of Education,
                   (FGIC), 5.20%, 8/1/14                         883,674
        850        Roselle, (MBIA), 4.65%, 10/15/03              877,013
      1,000        South Brunswick Township Board of
                   Education, (FGIC), 6.40%, 8/1/03            1,067,350
      1,300        Washington Township Board of Education,
                   (MBIA), 5.125%, 2/1/15                      1,330,823
------------------------------------------------------------------------
                                                             $ 8,451,132
------------------------------------------------------------------------
Insured-Hospital -- 9.1%
------------------------------------------------------------------------
     $1,300        New Jersey Health Care Facilities
                   Financing Authority, (AHS Hospital
                   Corp.), (AMBAC), 6.00%, 7/1/12            $ 1,477,372
      1,410        New Jersey Health Care Facilities
                   Financing Authority, (Dover General
                   Hospital and Medical Center), (MBIA),
                   7.00%, 7/1/04                               1,556,499
------------------------------------------------------------------------
                                                             $ 3,033,871
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.6%
------------------------------------------------------------------------
     $  500        Puerto Rico Public Finance Corp.,
                   (AMBAC), 5.375%, 6/1/17                   $   539,960
------------------------------------------------------------------------
                                                             $   539,960
------------------------------------------------------------------------
Insured-Solid Waste -- 0.8%
------------------------------------------------------------------------
     $  250        Bergen County Utilities Authority, Solid
                   Waste System, (FGIC), 6.00%, 6/15/02      $   258,138
------------------------------------------------------------------------
                                                             $   258,138
------------------------------------------------------------------------
Insured-Transportation -- 8.0%
------------------------------------------------------------------------
     $  500        Delaware River Port Authority, (FSA),
                   5.50%, 1/1/10                             $   550,820
      1,000        New Jersey Turnpike Authority, (FSA),
                   5.90%, 1/1/03                               1,038,020
        795        New Jersey Turnpike Authority, (FSA),
                   6.40%, 1/1/02                                 813,937
        250        South Jersey Transportation Authority,
                   (AMBAC), 5.00%, 11/1/18                       252,963
------------------------------------------------------------------------
                                                             $ 2,655,740
------------------------------------------------------------------------
Insured-Water and Sewer -- 2.2%
------------------------------------------------------------------------
     $  565        Pennsville Sewer Authority, (MBIA),
                   0.00%, 11/1/16                            $   264,273
        565        Pennsville Sewer Authority, (MBIA),
                   0.00%, 11/1/17                                249,267
        565        Pennsville Sewer Authority, (MBIA),
                   0.00%, 11/1/18                                235,243
------------------------------------------------------------------------
                                                             $   748,783
------------------------------------------------------------------------
Senior Living / Life Care -- 0.8%
------------------------------------------------------------------------
     $  300        New Jersey EDA, (Fellowship Village),
                   5.50%, 1/1/18                             $   255,981
------------------------------------------------------------------------
                                                             $   255,981
------------------------------------------------------------------------
Solid Waste -- 0.9%
------------------------------------------------------------------------
     $  300        Atlantic County Utilities Authority,
                   Solid Waste System, 7.00%, 3/1/08         $   295,839
------------------------------------------------------------------------
                                                             $   295,839
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Transportation -- 6.2%
------------------------------------------------------------------------
     $1,000        New Jersey Transportation Trust Fund
                   Authority, Residual Certificates,
                   Variable Rate, 6/15/17(2)(3)              $ 1,027,410
      1,000        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                      1,048,710
------------------------------------------------------------------------
                                                             $ 2,076,120
------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $31,303,252)                             $32,818,576
------------------------------------------------------------------------

PUT OPTIONS PURCHASED -- 0.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
     $   22        U.S. Treasury, Expires 5/26/01, Strike
                   Price 102                                 $    14,094
------------------------------------------------------------------------
Total Put Options Purchased
   (identified cost, $10,777)                                $    14,094
------------------------------------------------------------------------
Total Investments -- 98.5%
   (identified cost $31,314,029)                             $32,832,670
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.5%                       $   504,624
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $33,337,294
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2001, 50.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 11.1% to 13.8% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

 (2)  Security has been issued as an inverse floater bond.

 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2001

                                   CALIFORNIA           FLORIDA         MASSACHUSETTS
                                LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------
Investments --
   Identified cost                 $20,172,193        $37,256,137        $36,015,888
   Unrealized appreciation             982,018          1,279,069            955,241
---------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $21,154,211        $38,535,206        $36,971,129
---------------------------------------------------------------------------------------
Cash                               $   111,876        $   182,876        $   173,742
Interest receivable                    256,203            749,962            481,632
Prepaid expenses                           153                307                307
---------------------------------------------------------------------------------------
TOTAL ASSETS                       $21,522,443        $39,468,351        $37,626,810
---------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts               $     2,813        $     4,219        $     3,375
Accrued expenses                         6,633             12,400              9,389
---------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $     9,446        $    16,619        $    12,764
---------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST
   IN PORTFOLIO                    $21,512,997        $39,451,732        $37,614,046
---------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $20,538,539        $38,171,506        $36,641,674
Net unrealized appreciation
   (computed on the basis of
   identified cost)                    974,458          1,280,226            972,372
---------------------------------------------------------------------------------------
TOTAL                              $21,512,997        $39,451,732        $37,614,046
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2001

                                   NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $31,314,029        $48,957,103        $16,332,367        $33,333,801
   Unrealized appreciation           1,518,641          2,406,239            215,784            868,162
----------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $32,832,670        $51,363,342        $16,548,151        $34,201,963
----------------------------------------------------------------------------------------------------------
Cash                               $    30,849        $    55,801        $    10,382        $   863,109
Interest receivable                    482,881            883,953            238,564            527,462
Prepaid expenses                           244                367                121                275
----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $33,346,644        $52,303,463        $16,797,218        $35,592,809
----------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts               $     2,250        $     3,375        $     1,687        $     3,938
Demand note payable                         --            100,000                 --                 --
Payable for when-issued
   securities                               --          1,613,963                 --                 --
Accrued expenses                         7,100             15,641              7,892              7,098
----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $     9,350        $ 1,732,979        $     9,579        $    11,036
----------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST
   IN PORTFOLIO                    $33,337,294        $50,570,484        $16,787,639        $35,581,773
----------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $31,807,232        $48,147,114        $16,563,289        $34,709,198
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  1,530,062          2,423,370            224,350            872,575
----------------------------------------------------------------------------------------------------------
TOTAL                              $33,337,294        $50,570,484        $16,787,639        $35,581,773
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2001

                                             CALIFORNIA            FLORIDA          MASSACHUSETTS
                                          LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------
Interest                                     $1,183,724          $2,267,293           $2,231,694
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $1,183,724          $2,267,293           $2,231,694
---------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------
Investment adviser fee                       $  101,235          $  192,237           $  186,586
Trustees' fees and expenses                         346               2,252                2,284
Legal and accounting services                    19,693              20,862               21,195
Custodian fee                                    18,673              29,788               26,242
Miscellaneous                                     6,494               8,769               10,527
---------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $  146,441          $  253,908           $  246,834
---------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $    6,155          $   10,244           $   12,892
---------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $    6,155          $   10,244           $   12,892
---------------------------------------------------------------------------------------------------

NET EXPENSES                                 $  140,286          $  243,664           $  233,942
---------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $1,043,438          $2,023,629           $1,997,752
---------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $  (27,187)         $  (60,218)          $ (113,629)
   Financial futures contracts                 (104,523)            (74,924)             (37,782)
---------------------------------------------------------------------------------------------------
NET REALIZED LOSS                            $ (131,710)         $ (135,142)          $ (151,411)
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $1,318,127          $2,005,980           $1,733,272
   Financial futures contracts                   17,734               1,157               33,697
---------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)               $1,335,861          $2,007,137           $1,766,969
---------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN             $1,204,151          $1,871,995           $1,615,558
---------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $2,247,589          $3,895,624           $3,613,310
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2001

                                             NEW JERSEY           NEW YORK              OHIO            PENNSYLVANIA
                                          LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------------------
Interest                                     $1,926,411          $2,774,313          $  986,169          $2,062,603
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $1,926,411          $2,774,313          $  986,169          $2,062,603
-----------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $  159,667          $  234,924          $   82,052          $  171,385
Trustees' fees and expenses                       2,316               5,441                 368               2,316
Legal and accounting services                    19,950              21,270              25,529              23,457
Custodian fee                                    25,096              35,382              19,193              28,218
Miscellaneous                                     9,304              10,616               8,185               9,046
-----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $  216,333          $  307,633          $  135,327          $  234,422
-----------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $    8,060          $   12,271          $    6,529          $   11,521
-----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $    8,060          $   12,271          $    6,529          $   11,521
-----------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $  208,273          $  295,362          $  128,798          $  222,901
-----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $1,718,138          $2,478,951          $  857,371          $1,839,702
-----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $   77,547          $  145,860          $  (34,363)         $  (28,505)
   Financial futures contracts                  (20,228)            (30,010)            (16,769)            (59,666)
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                     $   57,319          $  115,850          $  (51,132)         $  (88,171)
-----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $1,233,512          $2,378,962          $  650,018          $1,449,293
   Financial futures contracts                   23,469              36,709              14,590               4,413
-----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $1,256,981          $2,415,671          $  664,608          $1,453,706
-----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN             $1,314,300          $2,531,521          $  613,476          $1,365,535
-----------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $3,032,438          $5,010,472          $1,470,847          $3,205,237
-----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2001

                                        CALIFORNIA           FLORIDA         MASSACHUSETTS
  INCREASE (DECREASE) IN NET ASSETS  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
  ------------------------------------------------------------------------------------------
  From operations --
     Net investment income              $ 1,043,438       $  2,023,629       $  1,997,752
     Net realized loss                     (131,710)          (135,142)          (151,411)
     Net change in unrealized
       appreciation (depreciation)        1,335,861          2,007,137          1,766,969
  ------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                         $ 2,247,589       $  3,895,624       $  3,613,310
  ------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                      $ 1,150,227       $  2,659,254       $  1,632,011
     Withdrawals                         (4,488,581)       (12,125,855)       (11,820,707)
  ------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS               $(3,338,354)      $ (9,466,601)      $(10,188,696)
  ------------------------------------------------------------------------------------------

  NET DECREASE IN NET ASSETS            $(1,090,765)      $ (5,570,977)      $ (6,575,386)
  ------------------------------------------------------------------------------------------

  Net Assets
  ------------------------------------------------------------------------------------------
  At beginning of year                  $22,603,762       $ 45,022,709       $ 44,189,432
  ------------------------------------------------------------------------------------------
  AT END OF YEAR                        $21,512,997       $ 39,451,732       $ 37,614,046
  ------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2001

                                        NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
  INCREASE (DECREASE) IN NET ASSETS  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
  -------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income              $ 1,718,138        $ 2,478,951        $   857,371        $ 1,839,702
     Net realized gain (loss)                57,319            115,850            (51,132)           (88,171)
     Net change in unrealized
       appreciation (depreciation)        1,256,981          2,415,671            664,608          1,453,706
  -------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                         $ 3,032,438        $ 5,010,472        $ 1,470,847        $ 3,205,237
  -------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                      $ 1,705,814        $ 2,327,210        $   228,623        $ 1,825,648
     Withdrawals                         (6,521,874)        (8,442,369)        (3,916,885)        (8,084,130)
  -------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS               $(4,816,060)       $(6,115,159)       $(3,688,262)       $(6,258,482)
  -------------------------------------------------------------------------------------------------------------

  NET DECREASE IN NET ASSETS            $(1,783,622)       $(1,104,687)       $(2,217,415)       $(3,053,245)
  -------------------------------------------------------------------------------------------------------------

  Net Assets
  -------------------------------------------------------------------------------------------------------------
  At beginning of year                  $35,120,916        $51,675,171        $19,005,054        $38,635,018
  -------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                        $33,337,294        $50,570,484        $16,787,639        $35,581,773
  -------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2000

                                        CALIFORNIA           FLORIDA         MASSACHUSETTS
  INCREASE (DECREASE) IN NET ASSETS  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
  ------------------------------------------------------------------------------------------
  From operations --
     Net investment income              $ 1,233,021       $  2,513,979       $  2,336,447
     Net realized gain                       74,516            156,957             55,649
     Net change in unrealized
       appreciation (depreciation)       (1,813,400)        (3,456,340)        (3,187,738)
  ------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     OPERATIONS                         $  (505,863)      $   (785,404)      $   (795,642)
  ------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                      $ 1,647,497       $  6,349,671       $  7,777,378
     Withdrawals                         (7,215,977)       (20,489,768)       (14,335,749)
  ------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS               $(5,568,480)      $(14,140,097)      $ (6,558,371)
  ------------------------------------------------------------------------------------------

  NET DECREASE IN NET ASSETS            $(6,074,343)      $(14,925,501)      $ (7,354,013)
  ------------------------------------------------------------------------------------------

  Net Assets
  ------------------------------------------------------------------------------------------
  At beginning of year                  $28,678,105       $ 59,948,210       $ 51,543,445
  ------------------------------------------------------------------------------------------
  AT END OF YEAR                        $22,603,762       $ 45,022,709       $ 44,189,432
  ------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2000

                                        NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
  INCREASE (DECREASE) IN NET ASSETS  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
  -------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income              $ 1,867,367       $  2,857,046        $ 1,051,721       $  2,232,351
     Net realized gain (loss)               167,593            231,736             34,583           (216,586)
     Net change in unrealized
       appreciation (depreciation)       (2,210,368)        (3,419,072)        (1,517,327)        (2,749,901)
  -------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     OPERATIONS                         $  (175,408)      $   (330,290)       $  (431,023)      $   (734,136)
  -------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                      $ 3,960,119       $  6,571,148        $ 1,287,987       $  2,854,798
     Withdrawals                         (8,444,486)       (20,438,440)        (4,652,763)       (14,256,336)
  -------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS               $(4,484,367)      $(13,867,292)       $(3,364,776)      $(11,401,538)
  -------------------------------------------------------------------------------------------------------------

  NET DECREASE IN NET ASSETS            $(4,659,775)      $(14,197,582)       $(3,795,799)      $(12,135,674)
  -------------------------------------------------------------------------------------------------------------

  Net Assets
  -------------------------------------------------------------------------------------------------------------
  At beginning of year                  $39,780,691       $ 65,872,753        $22,800,853       $ 50,770,692
  -------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                        $35,120,916       $ 51,675,171        $19,005,054       $ 38,635,018
  -------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                CALIFORNIA LIMITED PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED MARCH 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.67%       0.66%       0.62%       0.61%       0.63%
   Expenses after custodian
      fee reduction                  0.64%       0.66%       0.61%       0.59%       0.61%
   Net investment income             4.77%       4.84%       4.67%       4.86%       4.98%
Portfolio Turnover                      8%         13%         29%         40%         57%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $21,513     $22,604     $28,678     $34,297     $43,194
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 FLORIDA LIMITED PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED MARCH 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.61%       0.62%       0.59%       0.58%       0.59%
   Expenses after custodian
      fee reduction                  0.59%       0.59%       0.57%       0.55%       0.57%
   Net investment income             4.89%       4.87%       4.68%       4.90%       4.90%
Portfolio Turnover                      7%         16%         16%         38%         66%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $39,452     $45,023     $59,948     $72,241     $92,909
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                              MASSACHUSETTS LIMITED PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED MARCH 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.62%       0.61%       0.60%       0.60%       0.60%
   Expenses after custodian
      fee reduction                  0.59%       0.58%       0.57%       0.56%       0.58%
   Net investment income             5.01%       4.92%       4.67%       4.90%       4.97%
Portfolio Turnover                      8%         15%         19%         46%         60%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $37,614     $44,189     $51,543     $56,583     $69,670
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                NEW JERSEY LIMITED PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED MARCH 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.63%       0.63%       0.62%       0.62%       0.61%
   Expenses after custodian
      fee reduction                  0.61%       0.60%       0.62%       0.61%       0.58%
   Net investment income             5.06%       5.01%       4.78%       4.91%       4.96%
Portfolio Turnover                     11%         15%         13%         21%         37%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $33,337     $35,121     $39,781     $45,540     $58,266
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 NEW YORK LIMITED PORTFOLIO
                                  ---------------------------------------------------------
                                                    YEAR ENDED MARCH 31,
                                  ---------------------------------------------------------
                                    2001        2000        1999        1998        1997
-------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.60%       0.61%       0.59%       0.61%        0.58%
   Expenses after custodian
      fee reduction                  0.58%       0.58%       0.59%       0.59%        0.56%
   Net investment income             4.90%       4.95%       4.74%       4.81%        4.87%
Portfolio Turnover                     10%         18%         17%         53%          58%
-------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $50,570     $51,675     $65,873     $74,691     $100,014
-------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   OHIO LIMITED PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED MARCH 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.78%       0.69%       0.67%       0.64%       0.68%
   Expenses after custodian
      fee reduction                  0.74%       0.66%       0.64%       0.64%       0.65%
   Net investment income             4.91%       5.00%       4.85%       5.05%       5.20%
Portfolio Turnover                     17%         13%         19%         29%         34%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $16,788     $19,005     $22,801     $24,216     $28,470
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                               PENNSYLVANIA LIMITED PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED MARCH 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.64%       0.63%       0.62%       0.60%       0.61%
   Expenses after custodian
      fee reduction                  0.61%       0.61%       0.60%       0.58%       0.59%
   Net investment income             5.04%       5.03%       4.83%       5.03%       5.11%
Portfolio Turnover                      6%         11%         16%         36%         51%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $35,582     $38,635     $50,771     $57,708     $67,876
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. The Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolio will begin amortizing market discounts on debt securities effective April 1, 2001. Prior to this date, the Portfolio did not amortize market discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. The impact of this accounting change has not been determined but will result in an increase to cost of securities and a corresponding decrease in net unrealized appreciation/depreciation based on securities held as of March 31, 2001.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade-date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 2001, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -----------------------------------------------------------------------
    California Limited                        $101,235                0.46%
    Florida Limited                            192,237                0.46%
    Massachusetts Limited                      186,586                0.47%
    New Jersey Limited                         159,667                0.47%
    New York Limited                           234,924                0.46%
    Ohio Limited                                82,052                0.47%
    Pennsylvania Limited                       171,385                0.47%

 *    As a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2001, no significant amounts have been deferred.
   Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended March 31, 2001 were as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 1,807,950
    Sales                                       4,252,565

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,906,318
    Sales                                      10,943,487

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,043,386
    Sales                                      11,286,384

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,603,914
    Sales                                       6,879,888

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,261,745
    Sales                                       8,318,310

    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,931,084
    Sales                                       5,207,785

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,112,945
    Sales                                       7,362,057

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at March 31, 2001, as computed on a federal income tax basis, are as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $20,172,193
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,090,296
    Gross unrealized depreciation                (108,278)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   982,018
    -----------------------------------------------------

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $37,256,137
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,718,790
    Gross unrealized depreciation                (439,721)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,279,069
    -----------------------------------------------------

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $36,015,888
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,545,025
    Gross unrealized depreciation                (589,784)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   955,241
    -----------------------------------------------------

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $31,314,029
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,638,631
    Gross unrealized depreciation                (119,990)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,518,641
    -----------------------------------------------------

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $48,957,103
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,704,975
    Gross unrealized depreciation                (298,736)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 2,406,239
    -----------------------------------------------------
    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $16,332,367
    -----------------------------------------------------
    Gross unrealized appreciation             $   577,086
    Gross unrealized depreciation                (361,302)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   215,784
    -----------------------------------------------------

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $33,333,801
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,183,645
    Gross unrealized depreciation                (315,483)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   868,162
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2001, the New York Limited Maturity Portfolio had balances outstanding pursuant to this line of credit of $100,000. The Portfolios did not have any significant borrowings or allocated fees during the year ended March 31, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   A summary of obligations under these financial instruments at March 31, 2001, is as follows:

                                                   FUTURES CONTRACTS
    ---------------------------------------------------------------------------------------------------------------
                                                                                                     NET UNREALIZED
                            EXPIRATION                                                                APPRECIATION
    PORTFOLIO                  DATE          CONTRACTS                                 POSITION      (DEPRECIATION)
    ---------------------------------------------------------------------------------------------------------------
    California          6/01                 10 U.S. Treasury Bond                     Short            $(7,560)
    Florida             6/01                 15 U.S. Treasury Bond                     Short            $ 1,157
    Massachusetts       6/01                 12 U.S. Treasury Bond                     Short            $17,131
    New Jersey          6/01                 8 U.S. Treasury Bond                      Short            $11,421
    New York            6/01                 12 U.S. Treasury Bond                     Short            $17,131
    Ohio                6/01                 6 U.S. Treasury Bond                      Short            $ 8,566
    Pennsylvania        6/01                 14 U.S. Treasury Bond                     Short            $ 4,413

   At March 31, 2001, the Portfolios had sufficient cash and/ or securities to cover margin requirements on open future contracts.

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO, FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO, MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO, NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO, NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO, OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO, AND PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO:
--------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of California Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, Ohio Limited Maturity Municipals Portfolio, and Pennsylvania Limited Maturity Municipals Portfolio (the "Portfolios") as of March 31, 2001, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 2001 and 2000, and the supplementary data for each of the years in the five year period ended March 31, 2001. These financial statements and supplementary data are the responsibility of each Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of each of the aforementioned Portfolios as of March 31, 2001, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 4, 2001

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

INVESTMENT MANAGEMENT


LIMITED MATURITY MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

William H. Ahern, Jr.
Vice President and Portfolio Manager of
Massachusetts, New Jersey, New York
and Ohio Limited Maturity Municipals
Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager of
California, Florida, and Pennsylvania
Limited Maturity Municipals Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC and
Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

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